Variable Interest Entities ("VIE")	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities (VIE)
VARIABLE INTEREST ENTITIES ("VIE")

As of June 30, 2018 and December 31, 2017, we leased eight vessels from VIEs under finance leases, of which four were with ICBCL entities, one with a CMBL entity, one with a CCBFL entity, one with a COSCO Shipping entity and one with a China State Shipbuilding Corporation ("CSSC") entity. Each of the ICBCL, CMBL, CCBFL, COSCO and CSSC entities are wholly-owned, newly formed special purpose vehicles ("SPVs"). In each of these transactions, we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of the ten year lease period. Refer to note 5 to our consolidated financial statements filed with our Annual Report on Form 20-F for the year ended December 31, 2017, for additional details.

While we do not hold any equity investments in the above Lessor SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated results. As of June 30, 2018 and December 31, 2017, the respective vessels are reported under "Vessels and equipment, net" in our consolidated balance sheets.

Hilli Lessor VIE

In June 2018, we sold the Hilli to a CSSC entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the fifth year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period. A summary of this sale and lease back arrangement, including repurchase options and obligations as of June 30, 2018 is provided below:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Hilli	June 2018	1,200.0	633.2	June 2023	300.0	June 2028

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2018, are shown below:

(in thousands of $)	2018 (1)	2019	2020	2021	2022	2023+
Golar Glacier	8,620	17,100	17,147	17,100	17,100	29,984
Golar Kelvin	8,620	17,100	17,147	17,100	17,100	32,795
Golar Snow	8,620	17,100	17,147	17,100	17,100	32,795
Golar Ice	8,620	17,100	17,147	17,100	17,100	35,700
Golar Tundra (2)(3)	11,445	21,910	20,833	19,739	18,695	47,532
Golar Seal (3)	7,513	15,193	15,151	15,151	15,151	45,495
Golar Crystal (2)	6,083	11,934	11,726	11,477	11,271	45,529
Hilli (2)	64,568	126,118	121,036	116,143	111,279	505,666

(1) For the six months ending December 31, 2018.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.
(3) The payment obligations relating to the Golar Tundra and Golar Seal above have been prepared on the assumption that we are able to secure a replacement charter for these two vessels, to ensure continuation of these financing arrangements. Refer to note 1 for further details.

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2018 and December 31, 2017, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	June 30, 2018	December 31, 2017
Assets									Total	Total
Restricted cash and short-term deposits	18,844	62,319	18,548	8	25,000	22,141	2,372	36,441	185,673	130,063

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	39,314	182,540	30,398	126,508	155,318	143,849	10,075	148,880	836,882	833,664
Long-term interest bearing debt - non-current portion (1)	117,841	—	127,189	—	—	—	89,246	779,400	1,113,676	252,691
	157,155	182,540	157,587	126,508	155,318	143,849	99,321	928,280	1,950,558	1,086,355
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of lessor VIE's operations on our unaudited consolidated statements of income is interest expense of $19.1 million and $19.1 million for the six months ended June 30, 2018 and 2017, respectively. The most significant impact of lessor VIE's cash flows on our unaudited consolidated statements of cash flows is net receipts of $864.7 million and $89.2 million in financing activities for the six months ended June 30, 2018 and 2017, respectively.